Stock-Based Compensation (Schedule Of Value Of Stock-Based Compensation Awards, Restricted Stock Units) (Details) (USD $) In Millions, except Per Share data	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Stock-Based Compensation
Fair value of share-based units that vested during fiscal year	$ 42	$ 35	$ 12
Weighted average grant date fair value of share-based units granted during fiscal year	$ 15.13	$ 10.06	$ 13.73
Total compensation expense	41	35	41
Tax benefit on compensation expense	$ 15	$ 13	$ 12